Summary of Significant Accounting Policies - Schedule of Property and Equipment (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Schedule of Property and Equipment [Line Items]
Total property and equipment	$ 5,842,936	$ 5,842,936	$ 5,725,124
Less: accumulated depreciation	(3,868,469)	(3,820,893)	(3,630,588)
Property and equipment, net	1,974,467	2,022,043	2,094,536
Land improvements [Member]
Schedule of Property and Equipment [Line Items]
Total property and equipment	60,137	60,137	60,137
Buildings [Member]
Schedule of Property and Equipment [Line Items]
Total property and equipment	1,302,401	1,302,401	1,302,401
Building improvements [Member]
Schedule of Property and Equipment [Line Items]
Total property and equipment	2,275,583	2,275,583	2,275,583
Machinery and equipment [Member]
Schedule of Property and Equipment [Line Items]
Total property and equipment	$ 2,204,815	$ 2,204,815	$ 2,087,003